Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash Flows from Operating Activities:
Net income (loss) from operations	$ (10,287,872)	$ 1,539,227	$ 1,187,581
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expenses	331,837	180,917	129,439
Bad debt provision	41,249	66,898
Inventory impairment provision	23,871	23,112
Deferred income taxes	(101,722)	(7,723)	(5,851)
Interest accrued on loan receivable	(67,500)
Convertible note - Accretion of financing cost	3,421,910
Convertible note - Extinguishment Loss	5,625,916
Changes in operating assets and liabilities:
Accounts receivable	104,001	(1,811,078)	384,434
Note receivable	60,275	202,575	(287,528)
Inventory	39,707	154,526	(274,384)
Advance to suppliers	154,650	(106,456)	(82,618)
Amounts due from related parties		125,128	942,355
Prepayments, receivables and other assets	(361,589)	144,754	(809,706)
Notes payable	(224,872)	(127,034)	365,000
Accounts payable and accrual	302,266	(567,313)	966,573
Refund liability	40,045	78,285
Advance from customers	247,588	(216,518)	(331,693)
Amounts due to related parties			(579,147)
Income tax payable	(22,272)	249,577	519,601
Accrued expenses and other current liabilities	1,606,759	310,315	(203,895)
Net cash provided by (used in) operating activities	934,247	239,192	1,920,161
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(130,839)	(535,825)	(436,017)
Purchase of intangible assets		(11,279)	(21,032)
Construction in process	(275,819)	(62,981)	(593,676)
Deposits for investment	(3,590,046)
Loan receivable	(1,500,000)
Net cash provided by (used in) investing activities	(5,496,704)	(610,085)	(1,050,725)
Cash Flows from Financing Activities:
Bank borrowings	(38,698)	69,494	(314,216)
Due to related parties	(3,180,171)	2,482,095
Proceeds from original convertible note	10,000,000
Payment of original convertible note issuance cost	(1,641,050)
Repayment of original convertible notes	(1,157,376)
Payment of the forbearance cost of original convertible note	(439,974)
Deferred financing costs	(518,362)
Net proceeds from initial public offering		6,490,494
Net cash provided by (used in) financing activities	3,024,369	9,042,083	(314,216)
Effect of exchange rate changes on cash and cash equivalents	(466,813)	(37,024)	36,977
Net increase in cash, cash equivalents and restricted cash	(2,004,901)	8,634,166	592,197
Cash, cash equivalents and restricted cash at the beginning of year	9,130,849	657,767	65,570
Cash, cash equivalents and restricted cash at the end of year	7,287,032	9,130,849	657,767
Supplemental disclosures of cash flows information:
Cash paid for income taxes	10,363	51,760	22,359
Cash paid for interest expense	287,810	1,489
Non-cash transactions:
11,961,006 of shares issued for settlement of $6,097,655 principal and $670,900 interest of the convertible notes	$ 6,768,555